CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED BALANCE SHEETS
PARENT COMPANY
CONDENSED BALANCE SHEETS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of September 30,
	2019	2020
	RMB	RMB	USD
Assets
Cash and cash equivalents	101,157	6,015	886
Other receivables, deposits and other assets	1	—	—
Amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries	522,124	—	—

Total assets	623,282	6,015	886

Liabilities
Short-term borrowings	—	221,328	32,598
Accrued expenses and other current liabilities	—	13,126	1,933
Contingent earn-out liabilities	97,417	—	—
Convertible notes	—	206,251	30,377
Deficit of investments in subsidiaries and consolidated VIE and VIE’s subsidiaries	1,346,408	—	—
Amounts due to subsidiaries and consolidated VIE and VIE’s subsidiaries	—	1,569,388	231,146

Total liabilities	1,443,825	2,010,093	296,054

Series B convertible redeemable preferred shares (US$0.00001 par value, 160,000,000 shares authorized, issued and outstanding; liquidation value of RMB233,350 and RMB nil as of September 30, 2019 and 2020, respectively)	316,765	—	—
Series C convertible redeemable preferred shares (US$0.00001 par value, 120,000,000 shares authorized, issued and outstanding; liquidation value of RMB287,231 and RMB nil as of September 30, 2019 and 2020, respectively)	272,633	—	—
Series C-1 convertible redeemable preferred shares (US$0.00001 par value, 103,500,000 shares authorized, issued and outstanding; liquidation value of RMB255,213 and RMB nil as of September 30, 2019 and 2020, respectively)	236,320	—	—
Series C-2 convertible redeemable preferred shares (US$0.00001 par value, 273,360,850 shares authorized, issued and outstanding; liquidation value of RMB595,962 and RMB nil as of September 30, 2019 and 2020 , respectively )	599,767	—	—

Total mezzanine equity	1,425,485	—	—

Shareholders’ deficit:
Ordinary shares	27	92	14
Series A non-redeemable preferred shares	35,777	—	—
Treasury stock		(298,110)	(43,907)
Additional paid-in capital	—	2,085,099	307,102
Accumulated deficits	(2,275,924)	(3,809,516)	(561,081)
Accumulated other comprehensive (loss) income	(5,908)	18,357	2,704

Total shareholders’ deficit	(2,246,028)	(2,004,078)	(295,168)

Total liabilities, mezzanine equity and shareholders’ deficit	623,282	6,015	886

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Selling, general and administrative expenses	(5,247)	(15,888)	(37,557)	(5,530)
Interest income (expenses)	2,096	1,761	(42,507)	(6,260)
Fair value change of contingent earn-out liabilities	6,164	42,404	97,417	14,348

Income before equity in losses of subsidiaries and consolidated VIEs and VIE’s subsidiaries	3,013	28,277	17,353	2,558
Equity in losses of subsidiaries and consolidated VIE and VIE’s subsidiaries	(502,935)	(526,614)	(1,550,994)	(228,439)

Net loss	(499,922)	(498,337)	(1,533,641)	(225,881)
Foreign currency translation adjustments	4,551	(7,621)	24,265	3,574
Deemed dividend	(135,547)	(307,389)	—	—

Comprehensive loss	(630,918)	(813,347)	(1,509,376)	(222,307)

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS
(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net cash used in operating activities	(3,805)	(20,149)	(17,452)	(2,570)
Net cash used in investing activities	(341,213)	(460,663)	(478,685)	(70,503)
Net cash provided by financing activities	185,133	530,002	401,227	60,987
Effect of exchange rate changes	3,455	2,087	(232)	(1,180)

Net (decrease) increase in cash and cash equivalents	(156,430)	51,277	(95,142)	(13,266)
Cash and cash equivalents and restricted cash at the beginning of the year	206,310	49,880	101,157	14,152

Cash and cash equivalents and restricted cash at the end of the year	49,880	101,157	6,015	886